Other Non-financial Assets and Liabilities - Other non-financial liabilities (Detail) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	$ 42,434,883	$ 33,321,602
Other non-current non-financial liabilities	53,219,983	1,088,647
Value-added tax credit and other taxes
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	19,661,207	25,584,528
Deferred revenue from energy sales
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	13,531,953
Other non-current non-financial liabilities	52,287,807
Deferred revenue from other services
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	6,080,847	4,863,505
Deferred revenue from splices
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	417,852	1,050,552
Deferred revenue from lighting services
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	481,053	565,680
Deferred revenue from transfer of networks
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	1,952,515	225,319
Reimbursable financial contributions
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	120,124
Other non-current non-financial liabilities	932,176	1,088,647
Other
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	$ 189,332	$ 1,032,018